Related Party Transactions - Schedule of Related Parties Transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
PT Star Alliance Intimates [Member]
Related Parties [Line Items]
Nature	Trade
Description	CMT charges and related direct costs
Related parties transactions	$ 5,268	$ 4,506	$ 1,895
Mr. Salim Podiono [Member]
Related Parties [Line Items]
Nature	Trade
Description	Rental expense and service charge
Related parties transactions	$ 476	371	135
SCP International [Member]
Related Parties [Line Items]
Nature	Trade
Description	Service fee orders allocation
Related parties transactions			165
Lejaby Maison De Creation [Member]
Related Parties [Line Items]
Nature	Trade
Description	Sales of goods
Related parties transactions	$ 99
PT Diana Retail Indonesia [Member]
Related Parties [Line Items]
Nature	Trade
Description	Sales of goods
Related parties transactions	$ 565
PT Gunung Mas International [Member]
Related Parties [Line Items]
Nature	Non-trade
Description	License fee
Related parties transactions		24
PT Diana Mode Indonesia [Member]
Related Parties [Line Items]
Nature	Non-trade
Description	License fee
Related parties transactions	$ 93
PT Star Alliance Intimates [Member]
Related Parties [Line Items]
Nature	Trade
Amounts due from related parties	$ 235	460
PT Gunung Mas International [Member]
Related Parties [Line Items]
Nature	Non-trade
Non-Trade Receivables		71
PT Diana Retail Indonesia [Member]
Related Parties [Line Items]
Nature	Trade
Trade Receivables	$ 601
PT Star Alliance Intimates [Member]
Related Parties [Line Items]
Nature	Trade
Amounts due from related parties		282
LGK Hong Kong Ltd. [Member]
Related Parties [Line Items]
Nature	Trade
Trade payable and other payables	$ 125
Shim Siang Fan [Member]
Related Parties [Line Items]
Nature	Non-trade
Amount due to shareholder	$ 52	$ 57